Note 15 - Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation	$ 12,853	$ 5,512
QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	8,645	4,666
NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	4,208	846
Assaying expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	1,399	974
Assaying expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,166	874
Assaying expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	233	100
Exploration drilling expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	2,565	843
Exploration drilling expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,995	843
Exploration drilling expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	570	0
Camp cost, equipment and field supplies expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	1,504	854
Camp cost, equipment and field supplies expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,170	651
Camp cost, equipment and field supplies expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	334	203
Geological consulting services expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	722	58
Geological consulting services expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	477	7
Geological consulting services expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	245	51
Permitting, environmental and community expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	407	294
Permitting, environmental and community expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	216	122
Permitting, environmental and community expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	191	172
Expediting and mobilization expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	135	22
Expediting and mobilization expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	7	0
Expediting and mobilization expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	128	22
Salaries and wages expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	2,084	1,473
Salaries and wages expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,580	1,403
Salaries and wages expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	504	70
Fuel and consumables expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	1,570	192
Fuel and consumables expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	665	182
Fuel and consumables expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	905	10
Aircraft and travel expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	2,323	664
Aircraft and travel expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	1,256	456
Aircraft and travel expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	1,067	208
Share-based compensation expenses [member]
Statement Line Items [Line Items]
Exploration and evaluation	144	138
Share-based compensation expenses [member] | QUEBEC
Statement Line Items [Line Items]
Exploration and evaluation	113	128
Share-based compensation expenses [member] | NUNAVUT
Statement Line Items [Line Items]
Exploration and evaluation	$ 31	$ 10